UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [  ];   Amendment Number:___
            This Amendment:     [  ] is a restatement
                                [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Firsthand Capital Management, Inc.
Address:    125 South Market
            Suite 1300
            San Jose, California 95113

Form 13F File Number:  28-04505

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kevin M. Landis
Title:      President
Phone:      (408) 294-2200

Signature, Place, and Date of Signing

            /s/ Kevin Landis         San Jose, California       02/11/09
            ----------------         --------------------       --------

Report Type (Check only one):

[X]   13F HOLDINGS REPORT

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                              ------------

Form 13F Information Table Entry Total:            63
                                              ------------

Form 13F Information Table Value Total:       $   235,269
                                              ------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. The Equitable Life Assurance Society (13F file number: 28-42)

                       Firsthand Capital Management, Inc.
                                    FORM 13F
                                 as of 12/31/08

      COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
---------------------          ------------- --------- ----------- -------------------  ----------  -------- -----------------------
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
   NAME OF ISSUER              TITLE OF CLASS  CUSIP     (x$1000)    PRN AMT   PRN CALL  DISCRETION MANAGERS   SOLE    SHARED  NONE
----------------------         -----------------------------------------------------------------------------------------------------
Corning, Inc.                  Common Stock  219350105   15,451     1,621,259   SH        SOLE              1,620,516           743
Intel Corp.                    Common Stock  458140100   14,891     1,015,770   SH        SOLE              1,015,115           655
Rambus, Inc.                   Common Stock  750917106   13,158       826,500   SH        SOLE                826,500
Broadcom Corp. - A             Common Stock  111320107   12,778       752,968   SH        SOLE                752,628           340
Cisco Systems, Inc.            Common Stock  17275R102   10,304       632,130   SH        SOLE                631,440           690
Google, Inc.                   Common Stock  38259P508   10,227        33,243   SH        SOLE                 33,210            33
China Mobile Hong Kong Ltd.    Common Stock  16941M109    9,747       191,675   SH        SOLE                191,455           220
Microsoft Corp.                Common Stock  594918104    9,327       479,801   SH        SOLE                479,295           506
NICE-Systems, Ltd.             Common Stock  653656108    8,388       373,290   SH        SOLE                372,970           320
Nokia Corp. - ADR              ADR           654902204    8,170       523,730   SH        SOLE                523,110           620
Activision Blizzard, Inc.      Common Stock  00507V109    7,827       905,855   SH        SOLE                905,225           630
Shanda Interactive
  Entertainment, Ltd.          Common Stock  81941Q203    7,821       241,700   SH        SOLE                241,700
Netflix, Inc.                  Common Stock  64110L106    7,473       250,000   SH        SOLE                250,000
Apple, Inc.                    Common Stock  037833100    7,357        86,195   SH        SOLE                 86,100            95
VeriFone Holdings, Inc.        Common Stock  92342Y109    7,251     1,479,765   SH        SOLE              1,479,090           675
VMware, Inc.                   Common Stock  928563402    6,031       254,570   SH        SOLE                254,270           300
Suntech Power Holdings Co.,
  Ltd - ADR                    ADR           86800C104    6,028       515,215   SH        SOLE                514,695           520
L-1 Identity Solutions, Inc.   Common Stock  50212A106    5,832       865,285   SH        SOLE                864,394           891
Seagate Technology, Inc.       Common Stock  G7945J104    5,094     1,149,986   SH        SOLE              1,149,096           890
SunPower Corp. - Class B       Common Stock  867652307    5,031       165,265   SH        SOLE                165,085           180
Echelon Corp.                  Common Stock  27874N105    4,023       493,600   SH        SOLE                493,600
Intevac, Inc.                  Common Stock  461148108    4,014       791,700   SH        SOLE                791,700
Koninklijke (Royal) Philips
  Electronics N.V.             Common Stock  500472303    3,962       199,380   SH        SOLE                199,150           230
Adobe Systems, Inc.            Common Stock  00724F101    3,256       152,935   SH        SOLE                152,760           175
Texas Instruments, Inc.        Common Stock  882508104    3,123       201,243   SH        SOLE                201,002           241
Techwell, Inc.                 Common Stock  87874D101    2,956       454,700   SH        SOLE                454,700
Marvell Technology Group Ltd.  Common Stock  G5876H105    2,641       395,900   SH        SOLE                395,900
Clearwire Corp.                Common Stock  18538Q105    2,460       499,000   SH        SOLE                499,000
Akamai Technologies, Inc.      Common Stock  00971T101    2,434       161,300   SH        SOLE                161,300
Omniture, Inc.                 Common Stock  68212S109    2,293       215,546   SH        SOLE                215,546
Alvarion Ltd.                  Common Stock  M0861T100    2,168       597,335   SH        SOLE                597,335
NVIDIA Corp.                   Common Stock  67066G104    2,136       264,700   SH        SOLE                264,700
Semiconductor Manufacturing
  International Corp.          Common Stock  81663N206    2,110     1,000,000   SH        SOLE              1,000,000
Mobile TeleSystems - ADR       ADR           607409109    2,089        78,300   SH        SOLE                 78,300
Newport Corp.                  Common Stock  651824104    2,081       307,000   SH        SOLE                307,000
Trina Solar Limited - Spon
  ADR                          Common Stock  89628E104    1,481       159,400   SH        SOLE                159,400
Applied Materials, Inc.        Common Stock  038222105    1,402       138,365   SH        SOLE                138,190           175
AuthenTec, Inc.                Common Stock  052660107    1,399       837,705   SH        SOLE                837,705
Equinix, Inc.                  Common Stock  29444U502    1,330        25,000   SH        SOLE                 25,000
Chartered Semiconductor
  Manufacturing, Ltd.          ADR           16133R106    1,071       884,900   SH        SOLE                884,900
Baidu.com, Inc.                Common Stock  056752108      901         6,900   SH        SOLE                  6,900
QUALCOMM, Inc.                 Common Stock  747525103      896        25,000   SH        SOLE                 25,000
NeuStar, Inc.                  Common Stock  64126X201      830        43,400   SH        SOLE                 43,400
International Business
  Machines Corp.               Common Stock  459200101      774         9,200   SH        SOLE                  9,200
News Corp.                     Common Stock  65248E203      531        55,460   SH        SOLE                 55,460
CyberSource Corp.              Common Stock  23251J106      501        41,814   SH        SOLE                 41,814
Ctrip.com International, Ltd.  Common Stock  22943F100      471        19,800   SH        SOLE                 19,800
eBay, Inc.                     Common Stock  278642103      470        33,700   SH        SOLE                 33,700
Gmarket, Inc.                  Common Stock  38012G100      467        27,100   SH        SOLE                 27,100
Microvision, Inc.              Common Stock  594960106      429       255,100   SH        SOLE                255,100
Monster Worldwide, Inc.        Common Stock  611742107      422        34,900   SH        SOLE                 34,900
ValueClick, Inc.               Common Stock  92046N102      385        56,300   SH        SOLE                 56,300
Comcast Corp. - Special CL A   Common Stock  20030N200      363        22,500   SH        SOLE                 22,500
Suzlon Energy Ltd. - Merrill
  Warrant                      Common Stock  B0DX8R8        329       257,000   SH        SOLE                257,000
LivePerson, Inc.               Common Stock  538146101      255       140,000   SH        SOLE                140,000
51job, Inc.                    Common Stock  316827104      203        33,000   SH        SOLE                 33,000
Energy Recovery, Inc.          Common Stock  29270J100      130        17,200   SH        SOLE                 17,200
Aixtron AG - ADR               Common Stock  009606104       81        11,900   SH        SOLE                 11,900
Orion Energy Systems, Inc.     Common Stock  686275108       76        14,000   SH        SOLE                 14,000
Internap Network Services
  Corp.                        Common Stock  45885A300       59        23,715   SH        SOLE                 23,715
GT Solar International, Inc.   Common Stock  3623E0209       55        18,900   SH        SOLE                 18,900
Metalico, Inc.                 Common Stock  591176102       18        11,500   SH        SOLE                 11,500
U.S. Geothermal, Inc.          Common Stock  90338S102        9        10,500   SH        SOLE                 10,500
                                             63         235,269